UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-02120
SECURITY INCOME FUND
(Exact name of registrant as specified in charter)
ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001
(Address of principal executive offices) (Zip code)
RICHARD M. GOLDMAN, PRESIDENT
SECURITY INCOME FUND
ONE SECURITY BENEFIT PLACE
TOPEKA, KANSAS 66636-0001
(Name and address of agent for service)
Registrant’s telephone number, including area code: (785) 438-3000
Date of fiscal year end: December 31
Date of reporting period: June 30, 2011
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Reports to Stockholders.
JUNE30,2011 SEMI-ANNUAL REPORT INCOME FUND dex|SGIIncomeFund HighYieldFund U.S.IntermediateBondFund

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TABLE OF CONTENTS

LETTER TO OUR SHAREHOLDERS	2

ABOUT SHAREHOLDERS’ FUND EXPENSES	4

HIGH YIELD FUND	6

U.S. INTERMEDIATE BOND FUND	16

NOTES TO FINANCIAL STATEMENTS	24

INFORMATION ON BOARD OF DIRECTORS AND OFFICERS	30

OTHER INFORMATION	33

RYDEX|SGI PRIVACY POLICIES	34

the RYDEX|SGI income fund semi-annual report   |   1

LETTER TO OUR SHAREHOLDERS
DEAR SHAREHOLDER:
Fixed-income benchmarks produced mostly positive returns for the six months ending June 30, 2011. Investor confidence fell over the course of the half, and economic and political concerns pressured equity prices, while lifting bond prices. The Barclays Capital Aggregate Bond Index*, for example, was up 2.29% for the second quarter, and 2.72% for the first half. By contrast, the S&P 500® Index* rose only 0.10% in the second quarter, but 6.10% for the first half.
Contributing to the general decline in bond yields was an amalgam of events, including concern that economic growth in the world’s two major economies—the U.S. and China—was slowing. Fears rose for a U.S. soft patch over dismaying trends in employment and higher oil costs, along with supply-chain disruptions in the aftermath of the Japanese tsunami. Investors also began worrying about a hard landing in China as that country tightened credit. U.S. Treasuries were a safe haven, and their yields fell below 3% late in the first half for the first time since last year, as prices rose.
Estimates of U.S. GDP growth for the first half fell from over 3% to closer to 2%, and the slower growth, while not positive for employment, did dampen oil prices. There was also a return to normal operations for Japanese factories that should help U.S. manufacturing improve through the rest of 2011. Many U.S. companies were expected to report healthy second-quarter profits, based on fulfilling demand from emerging markets, and strong productivity. Some analysts said profits could fall later in 2011, as material prices rise and economic worries persist.
Some data late in the half suggested the labor market was improving, helping spur a rally that carried equities up about 5% in the last trading week of June, the biggest weekly gain in two years. But the June jobs report, released on July 8, confirmed that job creation is stalling, renewing concerns about a double-dip recession and the need for a new monetary policy response.
The U.S. Federal Reserve (the “Fed”) said that it has done all it plans to do, for now, to foster growth, ending its purchase of $600 billion worth of Treasury securities in late June. Critics contend the Fed must consider a third round of quantitative easing to keep long-term rates low, while others say easy-money policies have not helped the economy’s underlying structural problems and may be setting the stage for inflation. Meanwhile, investor confidence slipped over the course of the first half, as consumers are spending at the weakest level in 20 months.
Among fixed income sectors, municipals turned in one of the strongest performances for the half, as worries over state finances earlier in the year eased, and yield-hungry investors were met with lean supply. Corporates, particularly lower-rated investment-grade issues, performed well, after strength based on good earnings and strong demand, as well as rising equity prices; prices eroded later in the half on worries about global growth and the European sovereign debt crisis. High yield began the year strongly, but performance lagged in the second quarter as investors moved to the sideline in response to turmoil in Europe. Still, returns for the sector rivaled that of the broad equity market. Global governments had a solid half, but were outshone by the emerging market government sector, whose favorable growth factors and high yields continued to draw investor interest.
With the end of the Fed’s quantitative easing, some analysts question whether the bond market can carry its second quarter momentum forward. The market is also anticipating a showdown in setting the U.S. debt ceiling, headlines which could roil markets in July.
Globally, the economic recovery remains uneven, with weak growth in the advanced economies and strong growth in emerging and developing countries. Greater-than-expected weakness in the U.S. market, continuing fiscal challenges in Europe and signs of overheating in many emerging and developing countries, some believe, are increasing downside risks.
2   |   the RYDEX|SGI income fund semi-annual report

LETTER TO OUR SHAREHOLDERS (concluded)
Others, including the Fed, view any economic weakness as transitory, along with the surge in commodity prices and inflation. They believe a supportive central bank policy, continued solid corporate earnings and attractive valuations will benefit performance of both stocks and bonds in the second half of the year.
Thank you for investing in the Security Income Funds.
Sincerely,
Richard M. Goldman
President and Chairman, Security Income Fund
The opinions and forecasts expressed are those of Richard M. Goldman as of 07/27/2011, and may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*	Indices are defined as follows:
Standard & Poor’s 500® Index (S&P 500) — a capitalization-weighted index covering 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE Euronext issues).
Barclays Capital Aggregate Bond Index — Composed of all bonds from the Barclays Capital Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.
Performance displayed represents past performance which is no guarantee of future results. Of course, fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call us at 800.820.0888 or visit www.rydex-sgi.com.
Read each fund’s prospectus and summary prospectus (if available) carefully before investing. It contains the fund’s investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at www.rydex-sgi.com or call 800.820.0888.
Rydex|SGI funds are distributed by Rydex Distributors, LLC (RDL). Security Investors, LLC (SI) is a registered investment advisor, and does business as Security Global Investors® and Rydex Investments. SI and RDL are affiliates and are subsidiaries of Security Benefit Corporation, which is wholly owned by Guggenheim SBC Holdings, LLC, a special purpose entity managed by an affiliate of Guggenheim Partners, LLC, a diversified financial services firm with more than $100 billion in assets under supervision.
the RYDEX|SGI income fund semi-annual report   |   3

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)
All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning December 31, 2010 and ending June 30, 2011.
The following tables illustrate a Fund’s costs in two ways:
Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”
Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.
Note that the expenses shown in the table are meant to highlight and help compare ongoing costs only and do not reflect any transactional costs which may be incurred by a Fund.
More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.
4   |   the RYDEX|SGI income fund semi-annual report

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (concluded)

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio [1]	Return	December 31, 2010	June 30, 2011	the Period	[2]

Table 1. Based on actual Fund return[3]

High Yield Fund
A-Class	1.16%	3.64%	$1,000.00	$1,036.35	$5.86
B-Class	0.91%	3.72%	1,000.00	1,037.20	4.60
C-Class	1.91%	3.25%	1,000.00	1,032.54	9.63
Institutional Class	0.91%	3.78%	1,000.00	1,037.75	4.60

U.S. Intermediate Bond Fund
A-Class	1.00%	4.83%	1,000.00	1,048.27	5.08
B-Class	1.75%	4.64%	1,000.00	1,046.43	8.88
C-Class	1.75%	4.59%	1,000.00	1,045.89	8.88

Table 2. Based on hypothetical 5% return (before expenses)

High Yield Fund
A-Class	1.16%	5.00%	$1,000.00	$1,019.04	$5.81
B-Class	0.91%	5.00%	1,000.00	1,020.28	4.56
C-Class	1.91%	5.00%	1,000.00	1,015.32	9.54
Institutional Class	0.91%	5.00%	1,000.00	1,020.28	4.56

U.S. Intermediate Bond Fund
A-Class	1.00%	5.00%	1,000.00	1,019.84	5.01
B-Class	1.75%	5.00%	1,000.00	1,016.12	8.75
C-Class	1.75%	5.00%	1,000.00	1,016.12	8.75

[1]	Annualized

[2]	Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period December 31, 2010 to June 30, 2011.
the RYDEX|SGI income fund semi-annual report   |   5

FUND PROFILE (Unaudited)	June 30, 2011
HIGH YIELD FUND
OBJECTIVE: Seeks high current income. Capital appreciation is a secondary objective.
  Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.
Portfolio Composition by Quality Rating
(Based on Standard and Poor’s Ratings)

% of Total
Rating	Investments

Fixed Income Investments
B-	22.9%
BB-	17.5%
BB+	10.7%
CCC+	8.3%
B+	8.0%
CCC	7.5%
B	7.0%
Other	15.9%
Other Instruments
Common Stock	1.2%
Warrants	0.7%
Preferred Stocks	0.4%

Total Investments	100.0%

The chart above reflects percentages of the value of total investments.

Inception Dates:

A-Class	August 5, 1996
B-Class	August 5, 1996
C-Class	May 1, 2000
Institutional Class	July 11, 2008

Ten Largest Holdings
(% of Total Net Assets)

Nelnet, Inc.	5.2%
Forest City Enterprises, Inc.	4.2%
E*Trade Financial Corp.	3.8%
GeoEye, Inc.	3.8%
Snoqualmie Entertainment Authority	3.3%
Ineos Group Holdings Ltd.	3.1%
CIT Group, Inc.	2.6%
UAL 2009-2B Pass Through Trust	2.3%
Fresenius US Finance II, Inc.	2.2%
Air Canada	2.2%

Top Ten Total	32.7%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
6   |   the RYDEX|SGI income fund semi-annual report

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011
High Yield Fund

	Shares	Value

COMMON STOCKS† - 1.1%

CONSUMER DISCRETIONARY - 0.4%
New Young Broadcasting Holding Co.*,†††,1,2	96	$259,200
Metro-Goldwyn-Mayer, Inc.*,1	7,040	158,400

Total Consumer Discretionary		417,600

ENERGY - 0.4%
Stallion Oilfield Holdings Ltd.*,†††,1,2,3	8,257	307,574
SemGroup Corp. - Class A*	3,363	86,328

Total Energy		393,902

FINANCIALS - 0.3%
CIT Group, Inc.*	4,569	202,224
Capitol Federal Financial, Inc.	15,000	176,400
Bimini Capital Management, Inc. - Class A	5,378	3,926
Fannie Mae*,4	9,091	3,009

Total Financials		385,559

Total Common Stocks (Cost $1,327,237)		1,197,061

PREFERRED STOCKS - 0.4%
Medianews Group, Inc.*,†††,1,2	11,074	321,146
Freddie Mac 8.38% due 12/31/12*,†,4,7	17,000	50,150
Fannie Mae 8.25%*,†,4	12,000	25,800
U.S. Shipping Corp.*,†††,1,2	14,718	14,718

Total Preferred Stocks (Cost $1,202,703)		411,814

WARRANTS - 0.6%
CONSUMER DISCRETIONARY - 0.6%
New Young Broadcasting Holding Co. 12/24/24†††,1,2	261	704,700
Reader’s Digest Association, Inc.†††,1,2,8	319	956

Total Consumer Discretionary		705,656

ENERGY - 0.0%
SemGroup Corp. 11/30/14†††,1,2	3,540	20,355

Total Warrants (Cost $526,650)		726,011

	Face
	Amount

CORPORATE BONDS†† - 83.5%
FINANCIALS - 25.7%
Nelnet, Inc. 7.40% due 09/29/36[5]	$6,270,000	5,764,249
E*Trade Financial Corp. 7.88% due 12/01/15	3,225,000	3,241,125
Forest City Enterprises, Inc.
7.63% due 06/01/15	2,213,000	2,168,740
6.50% due 02/01/17	1,000,000	950,000
CIT Group, Inc.
7.00% due 05/01/17	2,435,740	2,429,651
7.00% due 05/01/16	132,672	132,174
7.00% due 05/01/15	79,603	79,703
7.00% due 05/01/14	44,392	44,947
Ally Financial, Inc.
8.00% due 11/01/31	1,400,000	1,495,169
6.75% due 12/01/14	350,000	366,809
Ford Motor Credit Company LLC
8.00% due 12/15/16	1,000,000	1,124,486
8.13% due 01/15/20	600,000	695,048
Nuveen Investments, Inc. 10.50% due 11/15/15[3,6]	1,650,000	1,679,625
Pinnacle Foods Finance LLC 9.25% due 04/01/15	1,600,000	1,660,000
ILFC E-Capital Trust I 5.74% due 12/21/65[3,5,6]	2,000,000	1,632,380
Icahn Enterprises LP 8.00% due 01/15/18	1,250,000	1,268,750
CNL Income Properties, Inc. 7.25% due 04/15/19[3,6]	1,300,000	1,176,500
UPCB Finance III Ltd. 6.63% due 07/01/20[3,6]	1,000,000	987,500
International Lease Finance Corp. 6.25% due 05/15/19	750,000	732,800
Rabobank Capital Funding Trust II 5.26% due 12/31/49[3,5,6,7]	500,000	495,565
Progress Capital Trust I 10.50% due 06/01/27	300,000	308,708
Ineos Finance plc 9.00% due 05/15/15[3,6]	100,000	105,000
FCB Capital Trust I 8.05% due 03/01/28	50,000	50,417

		28,589,346

CONSUMER DISCRETIONARY - 10.8%
Snoqualmie Entertainment Authority
9.13% due 02/01/15[3,6]	3,500,000	3,421,250
4.20% due 02/01/14[3,5,6]	285,000	256,500
Mohegan Tribal Gaming Authority
6.88% due 02/15/15	2,000,000	1,340,000
7.13% due 08/15/14	1,000,000	690,000
VWR Funding, Inc. 10.75% due 06/30/17[2,3,6]	1,903,231	1,912,747
American Axle & Manufacturing Holdings, Inc. 9.25% due 01/15/17[3,6]	1,576,000	1,717,840
Exide Technologies 8.63% due 02/01/18[3,6]	1,000,000	1,040,000
Travelport LLC 9.88% due 09/01/14	1,000,000	920,000
Baker & Taylor, Inc. 11.50% due 07/01/13[3,6]	350,000	295,750
Inergy, LP 6.88% due 08/01/21[3,6]	250,000	250,000

See Notes to Financial Statements.	the RYDEX|SGI income fund semi-annual report | 7

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2011
High Yield Fund

	Face
	Amount	Value

AutoNation, Inc. 6.75% due 04/15/18	$100,000	$104,250
Sealy Mattress Co. 10.88% due 04/15/16[3,6]	88,000	97,680
Brown Shoe Company, Inc. 7.13% due 05/15/19[3,6]	100,000	95,500
Metaldyne Corp. 11.00% due 06/15/12†††,1,2,8	500,000	—

		12,141,517

INDUSTRIALS - 10.4%
GeoEye, Inc. 8.63% due 10/01/16	4,000,000	4,210,000
UAL 2009-2B Pass Through Trust 12.00% due 01/15/16[3,6]	2,289,513	2,518,465
Air Canada 12.00% due 02/01/16[3,6]	2,350,000	2,426,375
ARAMARK Holdings Corp. 8.63% due 05/01/16[3,6]	1,000,000	1,017,500
Alion Science and Technology Corp. 10.25% due 02/01/15	1,000,000	826,250
American Railcar Industries, Inc. 7.50% due 03/01/14	250,000	255,625
United Air Lines, Inc. 9.88% due 08/01/13[3,6]	225,000	236,250
Briggs & Stratton Corp. 6.88% due 12/15/20	100,000	106,000

		11,596,465

HEALTH CARE - 7.9%
Fresenius US Finance II, Inc. 9.00% due 07/15/15[3,6]	2,200,000	2,488,750
Apria Healthcare Group, Inc.
11.25% due 11/01/14	900,000	931,500
12.38% due 11/01/14	500,000	520,625
HCA, Inc.
9.25% due 11/15/16	1,000,000	1,061,250
7.88% due 02/15/20	250,000	271,250
Catalent Pharma Solutions, Inc. 9.50% due 04/15/15	978,525	978,525
Aviv Healthcare Properties, LP 7.75% due 02/15/19[3,6]	750,000	766,875
Radnet Management, Inc. 10.38% due 04/01/18	600,000	613,500
STHI Holding Corp. 8.00% due 03/15/18[3,6]	300,000	304,500
Symbion, Inc. 11.00% due 08/23/15	300,000	301,500
Giant Funding Corp. 8.25% due 02/01/18[3,6]	250,000	260,625
Kindred Healthcare, Inc. 8.25% due 06/01/19[3,6]	250,000	248,750

		8,747,650

TELECOMMUNICATION SERVICES - 7.0%
Charter Communications Operating LLC 10.88% due 09/15/14[3,6]	2,000,000	2,200,000
CMP Susquehanna Corp. 9.88% due 05/15/14[1]	1,700,000	1,725,500
Sprint Capital Corp. 6.90% due 05/01/19	1,600,000	1,648,000
Clearwire Communications LLC 12.00% due 12/01/15[3,6]	700,000	749,875
Block Communications, Inc. 8.25% due 12/15/15[3,6]	525,000	534,844
West Corp. 11.00% due 10/15/16	250,000	265,000
Cequel Communications Holdings I LLC and Cequel Capital Corp. 8.63% due 11/15/17[3,6]	250,000	260,000
CommScope, Inc. 8.25% due 01/15/19[3,6]	250,000	257,500
Digicel Group Ltd. 10.50% due 04/15/18[3,6]	100,000	112,000
Cogent Communications Group, Inc. 8.38% due 02/15/18[3,6]	100,000	102,750
CSC Holdings LLC 6.75% due 04/15/12	22,000	22,632

		7,878,101

MATERIALS - 5.6%
Ineos Group Holdings Ltd. 8.50% due 02/15/16[3,6]	3,500,000	3,456,250
Berry Plastics Corp. 9.50% due 05/15/18	1,000,000	992,500
Westmoreland Coal Co. 10.75% due 02/01/18[3,6]	750,000	772,500
Sino-Forest Corp. 10.25% due 07/28/14[3,6]	1,225,000	600,250
Huntsman International LLC 8.63% due 03/15/21	300,000	326,250
Kraton Polymers LLC 6.75% due 03/01/19	100,000	100,000

		6,247,750

UTILITIES - 5.3%
NRG Energy, Inc.
8.50% due 06/15/19	1,750,000	1,811,250
8.25% due 09/01/20	500,000	510,000
Elwood Energy LLC 8.16% due 07/05/26	1,720,590	1,703,384
Edison Mission Energy 7.63% due 05/15/27	1,750,000	1,286,250
AES Red Oak LLC 8.54% due 11/30/19	292,732	301,514
Inergy, LP 7.00% due 10/01/18	200,000	202,000
East Coast Power LLC 7.07% due 03/31/12	11,300	11,405

		5,825,803

8 | the RYDEX|SGI income fund semi-annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2011
High Yield Fund

	Face
	Amount	Value

CONSUMER STAPLES - 5.0%
American Achievement Corp. 10.88% due 04/15/16[3,6]	$1,950,000	$1,755,000
Armored Autogroup, Inc. 9.25% due 11/01/18[3,6]	1,000,000	990,000
Constellation Brands, Inc.
8.38% due 12/15/14	739,000	840,612
7.25% due 05/15/17	50,000	54,375
Bumble Bee Holdco SCA 9.63% due 03/15/18[3,6]	900,000	819,000
Simmons Foods, Inc. 10.50% due 11/01/17[3,6]	500,000	530,000
Bumble Bee Acquisition Corp. 9.00% due 12/15/17[3,6]	300,000	301,500
Reynolds Group Issuer, Inc. 9.00% due 04/15/19[3,6]	250,000	246,875

		5,537,362

INFORMATION TECHNOLOGY - 3.8%
Seagate HDD Cayman 6.88% due 05/01/20[3,6]	1,600,000	1,588,000
IMS Health, Inc. 12.50% due 03/01/18[3,6]	1,000,000	1,192,500
Seagate Technology HDD Holdings 6.80% due 10/01/16	950,000	999,875
SunGard Data Systems, Inc. 10.63% due 05/15/15	400,000	433,000

		4,213,375

ENERGY - 2.0%
Chesapeake Energy Corp. 9.50% due 02/15/15	1,500,000	1,740,000
Targa Resources Partners, LP 6.88% due 02/01/21[3,6]	250,000	247,500
Tesoro Corp. 6.50% due 06/01/17	100,000	102,000
Energy Partners Ltd. 8.25% due 02/15/18[3,6]	100,000	94,500
SemGroup, LP 8.75% due 11/15/15†††,1,2	1,300,000	—

		2,184,000

INDUSTRIAL - 0.0%
US Oncology, Inc. 9.13% due 08/15/17[1]	2,200,000	38,500

Total Corporate Bonds (Cost $90,063,617)		92,999,869

CONVERTIBLE BONDS†† - 5.3%

FINANCIALS - 2.3%
Forest City Enterprises, Inc. 5.00% due 10/15/16	1,000,000	1,577,500
E*Trade Financial Corp. 0.00% due 08/31/19	750,000	1,001,250

		2,578,750

CONSUMER DISCRETIONARY - 1.4%
Sonic Automotive, Inc. 5.00% due 10/01/29	1,200,000	1,584,000

ENERGY - 1.4%
USEC, Inc. 3.00% due 10/01/14	2,200,000	1,578,500
HEALTH CARE - 0.2%
Invacare Corp. 4.13% due 02/01/27	150,000	213,938

Total Convertible Bonds (Cost $4,993,916)		5,955,188

SENIOR FLOATING RATE INTERESTS†† - 1.9%

CONSUMER DISCRETIONARY - 1.0%
Sabre Holdings Corp.
2.19% due 03/30/14[9]	343,580	306,302
2.27% due 03/30/14[9,8]	132,670	118,275
Tribune Co. 0.00% due 05/17/14[9]	493,750	333,898
New Young Broadcasting Holding Co. 8.00% due 06/30/15†††,1,2,9	214,048	215,118
Medianews Group, Inc. 8.50% due 01/15/14†††,1,2,9	116,366	114,912

		1,088,505

INFORMATION TECHNOLOGY - 0.9%
Attachmate Corp. 6.50% due 04/27/17	1,000,000	1,002,500

Total Senior Floating Rate Interests (Cost $2,284,776)		2,091,005

Total Investments - 92.8% (Cost $100,398,899)		$103,380,948

Cash & Other Assets, Less Liabilities - 7.2%		7,989,991

Total Net Assets - 100.0%		$111,370,939

See Notes to Financial Statements.	the RYDEX|SGI income fund semi-annual report | 9

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2011
High Yield Fund

*	Non-income producing security.

†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.

††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.

†††	Value determined based on Level 3 inputs — See Note 4.

[1]	All or a portion of this security was fair valued by the Valuation Committee at June 30, 2011. The total market value of fair valued securities amounts to $3,881,079 (cost $4,083,886), or 3.48% of total net assets.

[2]	Illiquid security.

[3]	Security was acquired through a private placement.

[4]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

[5]	Variable rate security. Rate indicated is rate effective at June 30, 2011.

[6]	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $41,322,521 (cost $41,769,408), or 37.1% of total net assets.

[7]	Perpetual maturity.

[8]	Security is in default of interest and/or principal obligations.

[9]	Security is a senior floating rate interest — See Note 1.

plc — Public Limited Company

10 | the RYDEX|SGI income fund semi-annual report	See Notes to Financial Statements.

High Yield Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2011

Assets:
Investments, at value (cost $100,398,899)	$103,380,948
Cash	4,189,179
Prepaid expenses	6,561
Due from Security Investors	433
Receivables:
Fund shares sold	4,445,858
Foreign taxes reclaim	230
Interest	2,121,540

Total assets	114,144,749

Liabilities:
Payable for:
Fund shares redeemed	333,711
Securities purchased	2,248,750
Management fees	65,071
Transfer agent/maintenance fees	20,084
Distribution and service fees	32,044
Fund Accounting/Administration fees	10,303
Other	63,847

Total liabilities	2,773,810

Net Assets	$111,370,939

Net Assets Consist of:
Paid in capital	$101,536,561
Undistributed net investment income	1,968,061
Accumulated net realized gain on investments	4,884,268
Net unrealized appreciation on investments	2,982,049

Net assets	$111,370,939

A-Class:
Net assets	$88,068,534
Capital shares outstanding	6,843,310
Net asset value per share	$12.87

Maximum offering price per share (net asset value divided by 95.25%)	$13.51

B-Class:
Net assets	$3,789,459
Capital shares outstanding	295,715
Net asset value per share	$12.81

C-Class:
Net assets	$10,759,492
Capital shares outstanding	831,109
Net asset value per share	$12.95

Institutional Class:
Net assets	$8,753,454
Capital shares outstanding	805,458
Net asset value per share	$10.87

STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended June 30, 2011

Investment Income:
Dividends	$5,846
Interest	7,061,911

Total investment income	7,067,757

Expenses:
Management fees	533,377
Transfer agent/maintenance fees	143,916
Fund Accounting/Administration fees	84,450
Distribution and service fees:
A-Class	194,868
C-Class	59,799
Directors’ fees*	8,393
Registration fees	97,595
Miscellaneous	93,554

Total expenses	1,215,952
Less:
Reimbursement of expenses	(152,335)

Net expenses	1,063,617

Net investment income	6,004,140

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	7,107,558

Net realized gain	7,107,558

Net change in unrealized appreciation (depreciation) on:
Investments	(6,072,116)

Net change in unrealized appreciation (depreciation)	(6,072,116)

Net realized and unrealized gain	1,035,442

Net increase in net assets resulting from operations	$7,039,582

*	Relates to Directors not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	the RYDEX|SGI income fund semi-annual report | 11

High Yield Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2011	December 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment income	$6,004,140	$13,846,494
Net realized gain on investments	7,107,558	5,742,829
Net change in unrealized appreciation (depreciation) on investments	(6,072,116)	5,617,270

Net increase in net assets resulting from operations	7,039,582	25,206,593

Distributions to shareholders from:
Net investment income
A-Class	(5,204,901)	(11,828,974)
B-Class	(161,392)	(448,396)
C-Class	(391,967)	(631,260)
Institutional Class	(311,572)	(423,419)

Total distributions to shareholders	(6,069,832)	(13,332,049)

Capital share transactions:
Proceeds from sale of shares
A-Class	95,906,015	247,782,910
B-Class	562,945	1,173,941
C-Class	6,499,667	6,026,430
Institutional Class	6,666,847	5,183,291
Distributions reinvested
A-Class	3,920,133	9,662,620
B-Class	138,275	379,938
C-Class	324,498	514,152
Institutional Class	271,875	214,905
Cost of shares redeemed
A-Class	(185,408,458)	(251,624,272)
B-Class	(1,795,257)	(4,070,406)
C-Class	(6,276,826)	(4,967,439)
Institutional Class	(771,861)	(5,378,300)

Net increase (decrease) from capital share transactions	(79,962,147)	4,897,770

Net increase (decrease) in net assets	(78,992,397)	16,772,314

Net assets:
Beginning of period	190,363,336	173,591,022

End of period	$111,370,939	$190,363,336

Undistributed net investment income at end of period	$1,968,061	$2,033,753

Capital share activity:
Shares sold
A-Class	7,317,597	19,834,182
B-Class	43,096	93,900
C-Class	492,471	479,161
Institutional Class	596,283	481,524
Shares issued from reinvestment of distributions
A-Class	300,388	772,440
B-Class	10,657	30,426
C-Class	24,759	40,831
Institutional Class	24,678	19,961
Shares redeemed
A-Class	(14,152,914)	(20,139,382)
B-Class	(137,426)	(325,564)
C-Class	(477,629)	(391,506)
Institutional Class	(69,603)	(500,413)

Net increase (decrease) in shares	(6,027,643)	395,560

12 | the RYDEX|SGI income fund semi-annual report	See Notes to Financial Statements.

High Yield Fund
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
A-Class	2011 [a]	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$12.89	$12.07	$7.70	$12.14	$12.75	$12.35

Income (loss) from investment operations:
Net investment income[b]	.44	.96	.90	.90	.87	.83
Net gain (loss) on investments (realized and unrealized)	.03	.78	4.30	(4.48)	(.64)	.39

Total from investment operations	.47	1.74	5.20	(3.58)	.23	1.22

Less distributions from:
Net investment income	(.49)	(.92)	(.83)	(.86)	(.84)	(.82)
Return of capital	—	—	(—)[c]	—	—	—

Total distributions	(.49)	(.92)	(.83)	(.86)	(.84)	(.82)

Net asset value, end of period	$12.87	$12.89	$12.07	$7.70	$12.14	$12.75

Total Return[d]	3.64%	14.92%	70.53%	(31.09%)	1.80%	10.25%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$88,069	$172,443	$155,899	$50,299	$50,917	$55,762

Ratios to average net assets:
Net investment income	6.77%	7.69%	8.49%	8.61%	6.90%	6.68%
Total expenses[h]	1.34%	1.28%	1.41%	1.45%	1.42%	1.45%
Net expenses[e]	1.16%	1.14%	1.10%	1.14%	1.25%	1.45%

Portfolio turnover rate	36%	77%	53%	29%	54%	56%

	Period	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
B-Class	2011 [a,g]	2010 [g]	2009 [g]	2008 [g]	2007 [g]	2006 [g]

Per Share Data
Net asset value, beginning of period	$12.84	$12.05	$7.67	$12.09	$12.70	$12.30

Income (loss) from investment operations:
Net investment income[b]	.46	1.00	.92	.92	.90	.75
Net gain (loss) on investments (realized and unrealized)	.02	.78	4.30	(4.46)	(.63)	.39

Total from investment operations	.48	1.78	5.22	(3.54)	.27	1.14

Less distributions from:
Net investment income	(.51)	(.99)	(.84)	(.88)	(.88)	(.74)
Return of capital	—	—	(—)[c]	—	—	—

Total distributions	(.51)	(.99)	(.84)	(.88)	(.88)	(.74)

Net asset value, end of period	$12.81	$12.84	$12.05	$7.67	$12.09	$12.70

Total Return[d]	3.72%	15.28%	71.07%	(30.90%)	2.09%	9.54%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,789	$4,872	$6,996	$4,089	$3,027	$5,320

Ratios to average net assets:
Net investment income	7.10%	8.01%	9.08%	9.05%	7.16%	5.99%
Total expenses[h]	1.08%	1.04%	1.19%	1.23%	1.18%	2.13%
Net expenses[e]	0.91%	0.89%	0.85%	0.88%	1.00%	2.13%

Portfolio turnover rate	36%	77%	53%	29%	54%	56%

See Notes to Financial Statements.	the RYDEX|SGI income fund semi-annual report | 13

High Yield Fund
FINANCIAL HIGHLIGHTS (continued)
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
C-Class	2011 [a]	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$12.97	$12.14	$7.73	$12.16	$12.76	$12.36

Income (loss) from investment operations:
Net investment income[b]	.40	.87	.83	.83	.78	.74
Net gain (loss) on investments (realized and unrealized)	.02	.79	4.33	(4.49)	(.63)	.39

Total from investment operations	.42	1.66	5.16	(3.66)	.15	1.13

Less distributions from:
Net investment income	(.44)	(.83)	(.75)	(.77)	(.75)	(.73)
Return of capital	—	—	(—)[c]	—	—	—

Total distributions	(.44)	(.83)	(.75)	(.77)	(.75)	(.73)

Net asset value, end of period	$12.95	$12.97	$12.14	$7.73	$12.16	$12.76

Total Return[d]	3.25%	14.07%	69.42%	(31.57%)	1.12%	9.42%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,759	$10,264	$8,048	$5,865	$1,574	$1,933

Ratios to average net assets:
Net investment income	6.15%	6.92%	8.11%	8.45%	6.16%	5.92%
Total expenses[h]	2.07%	2.04%	2.19%	2.28%	2.18%	2.21%
Net expenses[e]	1.91%	1.89%	1.85%	1.87%	2.00%	2.21%

Portfolio turnover rate	36%	77%	53%	29%	54%	56%

	Period	Year	Year	Period
	Ended	Ended	Ended	Ended
	June 30,	December 31,	December 31,	December 31,
Institutional Class	2011 [a]	2010	2009	2008 [f]

Per Share Data
Net asset value, beginning of period	$10.96	$10.47	$6.74	$10.00

Income (loss) from investment operations:
Net investment income[b]	.40	.86	.81	.38
Net gain (loss) on investments (realized and unrealized)	.01	.68	3.76	(3.22)

Total from investment operations	.41	1.54	4.57	(2.84)

Less distributions from:
Net investment income	(.50)	(1.05)	(.84)	(.42)
Return of capital	—	—	(—)[c]	—

Total distributions	(.50)	(1.05)	(.84)	(.42)

Net asset value, end of period	$10.87	$10.96	$10.47	$6.74

Total Return[d]	3.78%	15.33%	71.18%	(28.96%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,753	$2,785	$2,649	$811

Ratios to average net assets:
Net investment income	7.35%	7.99%	8.79%	9.51%
Total expenses[h]	1.00%	1.02%	1.16%	1.33%
Net expenses[e]	0.91%	0.89%	0.85%	0.85%

Portfolio turnover rate	36%	77%	53%	29%

14 | the RYDEX|SGI income fund semi-annual report	See Notes to Financial Statements.

High Yield Fund
FINANCIAL HIGHLIGHTS (concluded)

[a]	Unaudited figures for the period ended June 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income per share was computed using average shares outstanding throughout the period.

[c]	Distributions from return of capital are less than $0.01 per share.

[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[e]	Net expense information reflects the expense ratios after expense reimbursements.

[f]	Since commencement of operations: July 11, 2008. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[g]	Effective December 31, 2006, B-Class shares ceased charging 12b-1 fees is accordance with FINRA (formerly NASD). Sales cap regulations, per share information reflects this change. This fee will be reinstated when sales reach above the sales cap limit.

[h]	Total expense information reflects expense ratios absent expense reductions by the Investment Manager, as applicable.

See Notes to Financial Statements.	the RYDEX|SGI income fund semi-annual report | 15

FUND PROFILE (Unaudited)	June 30, 2011
U.S. INTERMEDIATE BOND FUND
OBJECTIVE: Seeks to provide current income.
  Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.
Portfolio Composition by Quality Rating
(Based on Standard and Poor’s Ratings)

% of Total
Rating	Investments

Fixed Income Investments
AAA	35.6%
A	14.3%
BBB+	13.2%
A+	8.5%
AA-	7.6%
AA	3.4%
BB-	2.9%
Other	11.6%
Other Instruments
Preferred Stocks	2.9%

Total Investments	100.0%

The chart above reflects percentages of the value of total investments.

Inception Dates:

A-Class	August 15, 1985
B-Class	October 19, 1993
C-Class	May 1, 2000

Ten Largest Holdings
(% of Total Net Assets)

U.S. Treasury Notes	29.8%
JPMorgan Chase & Co.	4.3%
Omnicom Group, Inc.	3.3%
Ford Motor Credit Company LLC	2.7%
BlackRock, Inc.	2.6%
Rensselaer Polytechnic Institute	2.4%
Merrill Lynch & Company, Inc.	2.3%
Standard Chartered plc	2.3%
JPMorgan Chase Capital XXIX	2.3%
ITT Corp.	2.0%

Top Ten Total	54.0%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
16   |   the RYDEX|SGI income fund semi-annual report

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011
U.S. Intermediate Bond Fund

	Shares	Value

PREFERRED STOCKS†† - 2.8%
JPMorgan Chase Capital XXIX 6.70% due 04/02/40	120,000	$3,050,402
Woodbourne Capital Trust III due 04/01/49*,†††,1,2,3,4,5,6	950,000	184,193
Woodbourne Capital Trust IV due 04/01/49*,†††,1,2,3,4,5,6	950,000	184,193
Woodbourne Capital Trust I due 04/01/49*,†††,1,2,3,4,5,6	950,000	184,193
Woodbourne Capital Trust II due 04/01/49*,†††,1,2,3,4,5,6	950,000	184,193

Total Preferred Stocks (Cost $6,818,354)		3,787,174

	Face
	Amount

CORPORATE BONDS†† - 58.8%

FINANCIALS - 23.4%
JPMorgan Chase & Co.
4.65% due 06/01/14	$2,500,000	2,685,887
3.40% due 06/24/15	2,000,000	2,053,302
6.30% due 04/23/19	1,000,000	1,127,136
Ford Motor Credit Company LLC
7.00% due 04/15/15	2,500,000	2,700,398
5.00% due 05/15/18	1,000,000	996,581
BlackRock, Inc. 6.25% due 09/15/17	3,000,000	3,470,502
Merrill Lynch & Company, Inc. 5.30% due 09/30/15	3,000,000	3,179,436
Standard Chartered plc 6.41% due 12/29/49[3,4,5,6]	3,250,000	3,095,475
Morgan Stanley
4.10% due 01/26/15	2,000,000	2,054,788
3.80% due 04/29/16	500,000	494,194
General Electric Capital Corp.
6.00% due 06/15/12	1,000,000	1,051,446
2.80% due 01/08/13	1,000,000	1,025,390
Kaupthing Bank HF 3.49% due 01/15/10[5,6,7]	5,000,000	1,237,500
Citigroup, Inc.
6.38% due 08/12/14	500,000	552,863
4.75% due 05/19/15	500,000	528,781
RenaissanceRe Holdings Ltd. 5.88% due 02/15/13	1,000,000	1,052,935
Wells Fargo & Co. 4.38% due 01/31/13	1,000,000	1,049,523
Berkshire Hathaway Finance Corp. 4.75% due 05/15/12	1,000,000	1,037,366
American Express Bank FSB 3.15% due 12/09/11	1,000,000	1,012,762
American Express Credit Corp. 2.75% due 09/15/15	1,000,000	999,702
Residential Capital LLC 8.50% due 06/01/12	350,000	349,562
TIG Holdings, Inc. 8.60% due 01/15/27[1,5,6]	34,000	29,580
PXRE Capital Trust I 8.85% due 02/01/27	31,000	29,528

		31,814,637

CONSUMER DISCRETIONARY - 8.2%
Omnicom Group, Inc. 6.25% due 07/15/19	4,000,000	4,427,920
Rensselaer Polytechnic Institute 5.60% due 09/01/20	3,000,000	3,201,120
Johns Hopkins University 5.25% due 07/01/19	2,000,000	2,228,800
Starbucks Corp. 6.25% due 08/15/17	1,000,000	1,160,929
AMC Entertainment, Inc. 8.00% due 03/01/14	46,000	46,115
Affinia Group, Inc. 9.00% due 11/30/14	30,000	30,450
Toys R Us, Inc. 7.38% due 10/15/18	21,000	20,396
Sonic Automotive, Inc. 8.63% due 08/15/13	4,000	4,030
Harry & David Operations Corp. 0.00% due 03/01/12[7]	12,000	2,190

		11,121,950

HEALTH CARE - 6.4%
Wyeth 5.50% due 03/15/13	2,000,000	2,157,606
Novartis Securities Investment Ltd. 5.13% due 02/10/19	1,500,000	1,665,711
GlaxoSmithKline Capital, Inc. 4.85% due 05/15/13	1,500,000	1,612,884
Medtronic, Inc. 3.00% due 03/15/15	1,500,000	1,566,842
AstraZeneca plc 5.90% due 09/15/17	1,250,000	1,456,687
Tenet Healthcare Corp.
9.25% due 02/01/15	58,000	63,438
6.38% due 12/01/11	12,000	12,075

		8,535,243

INFORMATION TECHNOLOGY - 4.0%
Google, Inc. 1.25% due 05/19/14	2,500,000	2,511,968
Microsoft Corp. 2.95% due 06/01/14	1,000,000	1,056,828
Broadcom Corp. 2.38% due 11/01/15[5,6]	1,000,000	990,118
eBay, Inc. 1.63% due 10/15/15	1,000,000	977,131

		5,536,045

MATERIALS - 3.6%
Sherwin-Williams Co. 3.13% due 12/15/14	2,500,000	2,640,082

See Notes to Financial Statements.	the RYDEX|SGI income fund semi-annual report | 17

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2011
U.S. Intermediate Bond Fund

	Face
	Amount	Value

Praxair, Inc.
5.20% due 03/15/17	$1,050,000	$1,190,382
4.63% due 03/30/15	1,000,000	1,102,578
Georgia-Pacific LLC 8.00% due 01/15/24	51,000	60,565
Mosaic Global Holdings, Inc. 7.38% due 08/01/18	18,000	21,321

		5,014,928

ENERGY - 3.6%
Devon Financing Corporation ULC 6.88% due 09/30/11	2,300,000	2,334,576
Transcontinental Gas Pipe Line Company LLC 7.00% due 08/15/11	2,000,000	2,014,076
Statoil ASA 2.90% due 10/15/14	500,000	524,576
Ship Finance International Ltd. 8.50% due 12/15/13	46,000	46,057
Express Pipeline, LP 6.47% due 12/31/13[5,6]	25,331	25,376
Williams Companies, Inc. 8.75% due 03/15/32	18,000	22,887

		4,967,548

INDUSTRIALS - 2.7%
ITT Corp. 4.90% due 05/01/14	2,500,000	2,727,218
United Parcel Service, Inc. 3.13% due 01/15/21	1,000,000	949,697
Legrand France S.A. 8.50% due 02/15/25	20,000	25,080
Constar International, Inc. 0.00% due 02/15/12[7]	15,000	6,675
Geo Specialty Chemicals 7.50% due 03/31/15†††,1,2	11,056	5,528

		3,714,198

UTILITIES - 2.5%
American Water Capital Corp. 6.09% due 10/15/17	2,000,000	2,305,058
Oncor Electric Delivery Company LLC 6.38% due 01/15/15	300,000	341,304
Duke Energy Ohio, Inc. 5.70% due 09/15/12	300,000	317,600
Arizona Public Service Co. 6.38% due 10/15/11	300,000	304,698
Allegheny Energy Supply Company LLC 8.25% due 04/15/12[5,6]	65,000	68,525
DPL, Inc. 6.88% due 09/01/11	25,000	25,230

		3,362,415

CONSUMER STAPLES - 2.3%
General Mills, Inc.
5.25% due 08/15/13	1,000,000	1,086,516
5.70% due 02/15/17	800,000	916,834
Brown-Forman Corp. 5.00% due 02/01/14	1,000,000	1,093,189

		3,096,539

TELECOMMUNICATION SERVICES - 2.1%
BellSouth Corp. 6.00% due 10/15/11	2,000,000	2,030,378
AT&T, Inc.
4.85% due 02/15/14	700,000	760,318
5.35% due 09/01/40	41,000	38,862
AT&T Corp.
7.30% due 11/15/11	37,000	37,896
8.00% due 11/15/31	2,000	2,647
Nortel Networks Ltd. 6.88% due 09/01/23[7]	31,000	10,618
Qwest Corp. 3.50% due 06/15/13[3]	10,000	10,225

		2,890,944

Total Corporate Bonds (Cost $79,728,155)		$80,054,447

U.S. GOVERNMENT SECURITIES† - 29.8%
U.S. Treasury Notes
2.75% due 02/28/13	5,000,000	5,195,115
2.13% due 05/31/15	5,000,000	5,168,750
2.13% due 02/29/16	5,000,000	5,118,750
1.88% due 06/30/15	5,000,000	5,117,190
1.38% due 05/15/12	5,000,000	5,050,390
2.75% due 02/15/19	4,000,000	4,038,436
3.50% due 05/31/13	3,000,000	3,173,790
2.38% due 03/31/16	3,000,000	3,103,827
1.25% due 03/15/14	2,000,000	2,029,060
3.50% due 05/15/20	1,500,000	1,565,970
1.75% due 05/31/16	1,000,000	1,001,560

Total U.S. Government Securities (Cost $39,836,075)		40,562,838

MORTGAGE BACKED SECURITIES†† - 2.5%
Countrywide Alternative Loan Trust 2005-30CB, 0.49% due 08/25/35[3]	2,105,166	1,588,320
Master Adjustable Rate Mortgages Trust 2003-5, 2.07% due 11/25/33[3]	1,312,179	1,078,160
Homebanc Mortgage Trust 2006-1, 2.55% due 04/25/37[3]	719,874	468,515
Chase Mortgage Finance Corp. 2005-A1 2A2, 2.94% due 12/25/35[3]	221,620	214,172
JP Morgan Mortgage Trust 2006-A3, 2.90% due 04/25/36[3]	57,687	40,654

18 | the RYDEX|SGI income fund semi-annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2011
U.S. Intermediate Bond Fund

	Face
	Amount	Value

Ginnie Mae I #518436, 7.25% due 09/15/29	$17,703	$20,698
Fannie Mae[8] FNR 1990-108 G, 7.00% due 09/25/20	18,059	20,195
Ginnie Mae II G2 1849, 8.50% due 08/20/24	2,516	3,047

Total Mortgage Backed Securities (Cost $4,455,068)		3,433,761

ASSET BACKED SECURITIES†† - 0.5%
Credit-Based Asset Servicing and Securitization LLC 0.45% due 08/25/35[3]	471,896	441,790
Residential Asset Mortgage Products, Inc. 0.46% due 07/25/35[3]	328,666	321,344

Total Asset Backed Securities (Cost $800,563)		763,134

CONVERTIBLE BONDS†† - 0.0%

FINANCIALS - 0.0%
E*Trade Financial Corp. 0.00% due 08/31/19	25,000	33,375

Total Convertible Bonds (Cost $25,329)		33,375

Total Investments - 94.4% (Cost $131,663,544)		$128,634,729

Cash & Other Assets, Less Liabilities - 5.6%		7,569,172

Total Net Assets - 100.0%		$136,203,901

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.

†††	Value determined based on Level 3 inputs — See Note 4.

[1]	All or a portion of this security was fair valued by the Valuation Committee at June 30, 2011. The total market value of fair valued securities amounts to $771,882 (cost $3,856,822), or 0.57% of total net assets.

[2]	Illiquid security.

[3]	Variable rate security. Rate indicated is rate effective at June 30, 2011.

[4]	Perpetual maturity.

[5]	Security was acquired through a private placement.

[6]	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $6,183,348 (cost $13,161,069), or 4.5% of total net assets.

[7]	Security is in default of interest and/or principal obligations.

[8]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

plc — Public Limited Company

See Notes to Financial Statements.	the RYDEX|SGI income fund semi-annual report | 19

U.S. Intermediate Bond Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2011

Assets:
Investments, at value (cost $131,663,544)	$128,634,729
Cash	3,378,990
Prepaid expenses	46,717
Receivables:
Securities sold	3,188,708
Fund shares sold	14,619
Interest	1,253,475

Total assets	136,517,238

Liabilities:
Payable for:
Fund shares redeemed	78,927
Management fees	62,258
Transfer agent/maintenance fees	19,121
Distribution and service fees	45,419
Fund Accounting/Administration fees	10,484
Directors’ fees	810
Legal fees	32,603
Professional fees	17,613
Due to Security Investors	7,078
Other	39,024

Total liabilities	313,337

Net Assets	$136,203,901

Net Assets Consist of:
Paid in capital	$175,830,005
Accumulated net investment loss	(864,814)
Accumulated net realized loss on investments	(35,732,475)
Net unrealized depreciation on investments	(3,028,815)

Net assets	$136,203,901

A-Class:
Net assets	$106,934,813
Capital shares outstanding	6,182,762
Net asset value per share	$17.30

Maximum offering price per share (Net asset value divided by 95.25%)	$18.16

B-Class:
Net assets	$8,647,748
Capital shares outstanding	502,605
Net asset value per share	$17.21

C-Class:
Net assets	$20,621,340
Capital shares outstanding	1,198,865
Net asset value per share	$17.20

STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended June 30, 2011

Investment Income:
Dividends	$56,716
Interest	2,307,490

Total investment income	2,364,206

Expenses:
Management fees	325,459
Transfer agent/maintenance fees	134,194
Fund Accounting/Administration fees	61,837
Distribution and service fees:
A-Class	127,012
B-Class	49,189
C-Class	93,683
Directors’ fees*	4,120
Miscellaneous	103,786

Total expenses	899,280
Less:
Reimbursement of expenses	(141,207)

Net expenses	758,073

Net investment income	1,606,133

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	3,234,528

Net realized gain	3,234,528

Net change in unrealized appreciation (depreciation) on:
Investments	1,371,283

Net change in unrealized appreciation (depreciation)	1,371,283

Net realized and unrealized gain	4,605,811

Net increase in net assets resulting from operations	$6,211,944

*	Relates to Directors not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

20 | the RYDEX|SGI income fund semi-annual report	See Notes to Financial Statements.

U.S. Intermediate Bond Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2011	December 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment income	$1,606,133	$3,354,552
Net realized gain (loss) on investments	3,234,528	(1,425,092)
Net change in unrealized appreciation (depreciation) on investments	1,371,283	6,391,626

Net increase in net assets resulting from operations	6,211,944	8,321,086

Distributions to shareholders from:
Net investment income
A-Class	(1,335,755)	(3,010,728)
B-Class	(90,988)	(282,445)
C-Class	(179,270)	(405,564)

Total distributions to shareholders	(1,606,013)	(3,698,737)

Capital share transactions:
Proceeds from sale of shares
A-Class	14,533,015	32,323,949
B-Class	78,816	2,153,480
C-Class	3,721,581	2,582,850
Distributions reinvested
A-Class	1,290,037	2,903,981
B-Class	88,398	270,472
C-Class	163,254	370,264
Cost of shares redeemed
A-Class	(14,471,638)	(41,677,320)
B-Class	(3,457,941)	(7,560,830)
C-Class	(3,221,296)	(5,179,317)

Net decrease from capital share transactions	(1,275,774)	(13,812,471)

Net increase (decrease) in net assets	3,330,157	(9,190,122)

Net assets:
Beginning of period	132,873,744	142,063,866

End of period	$136,203,901	$132,873,744

Accumulated net investment loss at end of period	$(864,814)	$(864,934)

Capital share activity:
Shares sold
A-Class	2,229,423	1,940,859 [1]
B-Class	18,016	129,563 [1]
C-Class	313,537	155,695 [1]
Shares issued from reinvestment of distributions
A-Class	189,411	173,815 [1]
B-Class	13,833	16,269 [1]
C-Class	23,483	22,260 [1]
Shares redeemed
A-Class	(20,652,017)	(2,492,351)[1]
B-Class	(2,325,789)	(455,334)[1]
C-Class	(3,780,024)	(311,559)[1]

Net decrease in shares	(23,970,127)	(820,783)[1]

[1]	The share activity has been restated to reflect a 1-for-4 reverse share split effective April 8, 2011 — See Note 6.

See Notes to Financial Statements.	the RYDEX|SGI income fund semi-annual report | 21

U. S. Intermediate Bond Fund
FINANCIAL HIGH LIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
A-Class	2011 [a]	2010 [f]	2009 [f]	2008 [f]	2007 [f]	2006 [f]

Per Share Data
Net asset value, beginning of period	$16.71	$16.20	$15.12	$17.96	$18.36	$18.52

Income (loss) from investment operations:
Net investment income[b]	.08	.40	.48	.80	.84	.84
Net gain (loss) on investments (realized and unrealized)	.65	.59	1.12	(2.76)	(.40)	(.20)

Total from investment operations	.73	.99	1.60	(1.96)	.44	.64

Less distributions from:
Net investment income	(.14)	(.48)	(.52)	(.88)	(.84)	(.80)

Total distributions	(.14)	(.48)	(.52)	(.88)	(.84)	(.80)

Net asset value, end of period	$17.30	$16.71	$16.20	$15.12	$17.96	$18.36

Total Return[c]	4.83%	6.11%	10.63%	(11.33%)	2.43%	3.64%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$106,935	$101,971	$104,972	$48,201	$62,220	$74,244

Ratios to average net assets:
Net investment income	2.63%	2.51%	3.04%	4.80%	4.71%	4.51%
Total expenses[d]	1.22%	1.21%	1.31%	1.23%	1.12%	1.16%
Net expenses[e]	1.00%	0.98%	0.95%	0.95%	0.95%	0.95%

Portfolio turnover rate	16%	39%	89%	34%	41%	68%

	Period	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
B-Class	2011 [a]	2010 [f]	2009 [f]	2008 [f]	2007 [f]	2006 [f]

Per Share Data
Net asset value, beginning of period	$16.62	$16.12	$15.04	$17.88	$18.28	$18.44

Income (loss) from investment operations:
Net investment income[b]	.06	.28	.36	.68	.72	.68
Net gain (loss) on investments (realized and unrealized)	.63	.54	1.12	(2.80)	(.40)	(.16)

Total from investment operations	.69	.82	1.48	(2.12)	.32	.52

Less distributions from:
Net investment income	(.10)	(.32)	(.40)	(.72)	(.72)	(.68)

Total distributions	(.10)	(.32)	(.40)	(.72)	(.72)	(.68)

Net asset value, end of period	$17.21	$16.62	$16.12	$15.04	$17.88	$18.28

Total Return[c]	4.64%	5.08%	9.87%	(12.06%)	1.67%	2.87%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,648	$11,619	$16,249	$6,281	$9,167	$9,164

Ratios to average net assets:
Net investment income	1.89%	1.76%	2.31%	4.04%	3.97%	3.75%
Total expenses[d]	1.99%	1.95%	2.06%	1.98%	1.87%	1.91%
Net expenses[e]	1.75%	1.73%	1.70%	1.70%	1.70%	1.70%

Portfolio turnover rate	16%	39%	89%	34%	41%	68%

22 | the RYDEX|SGI income fund semi-annual report	See Notes to Financial Statements.

U.S. Intermediate Bond Fund
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
C-Class	2011 [a,f]	2010 [f]	2009 [f]	2008 [f]	2007 [f]	2006 [f]

Per Share Data
Net asset value, beginning of period	$16.62	$16.12	$15.04	$17.84	$18.24	$18.40

Income (loss) from investment operations:
Net investment income[b]	.06	.28	.36	.68	.72	.68
Net gain (loss) on investments (realized and unrealized)	.62	.54	1.12	(2.76)	(.40)	(.16)

Total from investment operations	.68	.82	1.48	(2.08)	.32	.52

Less distributions from:
Net investment income	(.10)	(.32)	(.40)	(.72)	(.72)	(.68)

Total distributions	(.10)	(.32)	(.40)	(.72)	(.72)	(.68)

Net asset value, end of period	$17.20	$16.62	$16.12	$15.04	$17.84	$18.24

Total Return[c]	4.59%	5.05%	9.85%	(11.85%)	1.68%	2.87%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$20,621	$19,284	$20,843	$3,256	$3,906	$4,894

Ratios to average net assets:
Net investment income	1.88%	1.76%	2.28%	4.05%	3.96%	3.76%
Total expenses[d]	1.96%	1.96%	2.05%	1.98%	1.87%	1.91%
Net expenses[e]	1.75%	1.73%	1.70%	1.70%	1.70%	1.70%

Portfolio turnover rate	16%	39%	89%	34%	41%	68%

[a]	Unaudited figures for the period ended June 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income per share was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

[d]	Total expense information reflects expense ratios absent expense reductions by the Investment Manager, as applicable.

[e]	Net expense information reflects the expense ratios after expense reimbursements.

[f]	Per share amount for the periods ended December 31, 2006 — June 30, 2011 have been restated to reflect a 1:4 reverse share split effective April 8, 2011 — See Note 6.

See Notes to Financial Statements.	the RYDEX|SGI income fund semi-annual report | 23

NOTES TO FINANCIAL STATEMENTS (Unaudited)
1. Organization and Significant Accounting Policies

Organization
Rydex|SGI Income Fund (legally known as Security Income Fund) (the “Trust”) is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as a non-diversified open-ended management investment company of the Series type. The Trust is authorized to issue an unlimited number of no par value shares. The shares of the Trust are currently issued in multiple series, with each series, in effect, representing a separate Fund (the “Fund”, or collectively the “Funds”). The Trust accounts for the assets of each Fund separately.
The Trust offers four separate classes of shares, A-Class shares, B-Class shares, C-Class shares and Institutional shares. Sales of shares of each Class are made without a front- end sales charge at the net asset value (the “NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% CDSC if shares are redeemed within 12 months of purchase. B-Class shares are offered without a front-end sales charge, but are subject to a contingent deferred sales charge for five years and convert to A-Class shares after eight years. Effective January 4, 2010, subscriptions for B-Class shares are no longer accepted. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. “Institutional” Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares have a minimum initial investment of $2 million and a minimum account balance of $1 million. Institutional Class shares are offered without a front-end sales charge or a contingent deferred sales charge.
At June 30, 2011, the Trust consisted of the High Yield Fund and U.S. Intermediate Bond Fund.
Security Investors, LLC (“SI”) provides advisory, administrative and accounting services to the Funds. Rydex Fund Services, LLC (“RFS”) acts as the transfer agent to the Funds. Rydex Distributors, LLC (“RDL”) acts as principal underwriter to the Funds. SI, RFS and RDL are affiliated entities.
Significant Accounting Policies
The following significant accounting policies and the preparation of financial statements are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The information contained in these notes may not apply to every Fund in the Trust. All time references are based on Eastern Time.
A. Security Valuation — Valuations of the Funds’ securities are supplied by pricing services approved by the Board of Directors. The Fund’s officers, through the Valuation Committee under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services.
Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the closing bid price on such day.
Investments for which market quotations are not readily available are fair valued in good faith by SI under the direction of the Board of Directors, by such methods deemed by the Board of Directors to reflect the fair value considering investments with similar yields, quality, type of issue, coupon, duration and rating. If events occur that will affect the value of a Fund’s portfolio securities before the NAV has been calculated (a “significant event”), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the Fund’s NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold.
Debt securities with a maturity greater than 60 days at the time of purchase are valued at prices based on market quotations for such securities or securities of similar type, yield, quality and duration. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value.
The senior floating rate interests (loans) in which the High Yield Fund invest are not listed on any securities exchange or board of trade. Accordingly, determinations of the value of loans may be based on infrequent and dated trades. Typically loans are valued using information provided by an independent third party pricing service which uses broker quotes in a non-active market, or price derived from significant observable inputs and is also compared to broker quote (matrixed). If the pricing service cannot or does not provide a valuation for a particular loan or such valuation is deemed unreliable, such loan is fair valued by the Valuation Committee. In determining fair value, consideration is given to several factors, which may include, among others, one or
24   |   the RYDEX|SGI income fund semi-annual report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
more of the following: the fundamental business data relating to the issuer or borrower; an evaluation of the forces which influence the market in which these loans are purchased and sold; type of holding; financial statements of the borrower; cost at date of purchase; size of holding; credit worthiness and cash flow of issuer; information as to any transactions in, or offers for, the holding; price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies; coupon payments; quality, value and salability of collateral securing the loan; business prospects of the issuer/borrower, including any ability to obtain money or resources from a parent or affiliate; the portfolio manager’s and/or the market’s assessment of the borrower’s management; prospects for the borrower’s industry, and multiples (of earnings and/or cash flow) being paid for similar businesses in that industry; borrower’s competitive position within the industry; borrower’s ability to access additional liquidity through public and/or private markets; and other relevant factors.
B. Senior Interests — Senior loans in which the Funds invests generally pay interest based on rates which are periodically adjusted by reference to a base short-term, floating rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at June 30, 2011.
C. Security Transactions and Investment Income — Security transactions are accounted for on the date the securities are purchased or sold (trade date). Trade date for senior and subordinated loans purchased in the “primary market” is considered the date on which the loan allocations are determined. Trade date for senior and subordinated loans purchased in the “secondary market” is the date on which the transaction is entered into. Realized gains and losses are reported on an identified cost basis. Interest income is recognized on the accrual basis, including the amortization of premiums and accretion of discounts on debt securities. Interest income also includes paydown gains and losses on mortgage-backed and asset-backed securities and senior and subordinated loans. Amendment fees are earned as compensation for evaluating and accepting changes to the original loan agreement and are recognized when received.
D. Securities Purchased on a When-Issued or Delayed Delivery Basis — The Funds may purchase and sell interests in securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Funds actually take delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of acquiring such securities, they may sell such securities before the settlement date.
E. Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses are allocated to the Funds on the basis of relative net assets within the Fund. Class specific expenses, such as 12b-1 fees, are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a Fund are allocated to each respective class in proportion to the relative net assets of each class.
F. Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes.
G. Earnings Credits — Under the fee arrangement with the custodian, the Funds may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations are before the reduction in expense from the related earnings credits, if any.
H. Indemnifications — Under the Funds’ organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
the RYDEX|SGI income fund semi-annual report   |   25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
2. Fees and Other Transactions with Affiliates
Under the terms of an investment advisory contract, the Trust pays SI investment advisory fees calculated at the annualized rates below, based on the average daily net assets of the Funds for the period ended June 30, 2011:

Management
Fees (as a %
of net assets)

High Yield Fund	0.60%
U.S. Intermediate Bond Fund	0.50%
SI also acts as the administrative agent for the Funds, and as such performs administrative functions and the bookkeeping, accounting and pricing functions for each Fund. For these services, SI receives the following:

Fund Accounting/
Administration Fees
(as a % of net assets)

High Yield Fund	0.095%
U.S. Intermediate Bond Fund	0.095%
Minimum annual charge per Fund	$25,000
Certain out-of-pocket charges	Varies
RFS is paid the following for providing transfer agent services to the Funds:

Annual charge per account	$5.00 – $8.00
Transaction fee	$0.60 – $1.10
Minimum annual charge per Fund	$25,000
Certain out-of-pocket charges	Varies
Prior to February 21, 2011, SI served as the Funds’ transfer agent.
Effective May 1, 2010, the investment advisory contract for U.S. Intermediate Bond Fund provides that the total expenses be limited to 1.00% of average net assets for A-Class shares and 1.75% of average net assets for both B-Class and C-Class shares, exclusive of interest, taxes, extraordinary expenses and brokerage fees and commissions. Prior to May 1, 2010, the expense limit was 0.95% for A-Class shares and 1.70% for B-Class and C-Class shares.
Effective May 1, 2010, the investment advisory contract for High Yield Fund provides that the total expenses be limited to 1.16% of average net assets for A-Class shares, 1.91% of average net assets for both B-Class and C-Class shares and 0.91% of average net assets for Institutional Class shares, exclusive of interest, taxes, extraordinary expenses and brokerage fees and commissions. Prior to May 1, 2010, the expense limit was 1.10% for A-Class shares, 1.85% for B-Class and C-Class shares and 0.85% for Institutional Class shares.
These contracts are in effect through April 30, 2012. SI is entitled to reimbursement by the High Yield Fund and U.S. Intermediate Bond Fund of fees waived or expenses reimbursed during any of the previous 36 months, beginning on the date of the expense limitation agreement, if on any day the estimated operating expenses are less than the indicated percentages. As of June 30, 2011, the amounts of fees waived or expenses reimbursed in the High Yield Fund and U.S. Intermediate Bond Fund that are subject to recoupment by SI were $588,188 and $452,411, respectively. For the period ended June 30, 2011, no amounts were recouped by SI.
The Trust has have adopted distribution plans related to the offering of A-Class, B-Class and C-Class shares. Each such distribution plan has been adopted pursuant to Rule 12b-1 of the 1940 Act. The plans provide for payments at an annual rate of 0.25% of the average daily net assets of A-Class shares of each Fund and 1.00% of the average daily net assets of B-Class and C-Class shares. Effective October 16, 2009, RDL became the sole distributor of the Funds. Effective December 1, 2006, B-Class shares of the High Yield Fund ceased charging 12b-1 fees in accordance with the FINRA sales cap regulations. These fees may be reinstated at any time.
RDL retained underwriting commissions during the period ended June 30, 2011, on sales of shares after allowances to brokers and dealers in the following amounts:

Rydex Distributors
Underwriting Commissions

High Yield Fund	$3,523
U.S. Intermediate Bond Fund	8,179
Certain Officers and Directors of the Funds are also Officers and/or Directors of Security Benefit Life Insurance Company, a subsidiary of Security Benefit Corporation, and its affiliates, which include Security Investors, Security Global Investors (SGI) and RDL.
At June 30, 2011, Security Benefit Corporation and its subsidiaries owned over five percent of the outstanding shares of the Funds, as follows:

Percent of
outstanding
Fund	shares owned

High Yield Fund	10.38%
U.S. Intermediate Bond Fund	16.62%
26   |   the RYDEX|SGI income fund semi-annual report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
3. Federal Tax Matters
The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all net investment income and capital gains to shareholders.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.
Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (fiscal years 2007 — 2011), and has concluded that no provision for income tax is required in the Funds’ financial statements.
Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales.
The tax character of distributions paid during the fiscal year ended December 31, 2010, was as follows:

	Ordinary	Return of
	Income	Capital	Total

2010
High Yield Fund	$13,332,049	$—	$13,332,049
U.S. Intermediate Bond Fund	3,698,737	—	3,698,737
Note: For federal income tax purposes, short-term capital gain distributions are treated as ordinary income distributions.
As of December 31, 2010, the components of distributable earnings/(deficit) on a tax basis were as follows:

	Capital Loss	Capital Loss	Remaining
	Carryovers	Carryovers	Capital Loss
	Utilized	Expired	Carryovers	Expires In

High Yield Fund*	$1,383	$—	$—	2011
	1,140,983	—	—	2014
	2,490,601	—	—	2015
	100,208	—	—	2016
	1,937,917	—	2,100,281	2017

	$5,671,092	$—	$2,100,281

U.S. Intermediate Bond Fund*	$—	$433,468	$—	2010
	—	—	291,583	2011
	—	—	2,224,486	2012
	—	—	2,390,407	2013
	—	—	1,887,627	2014
	—	—	2,907,085	2015
	—	—	9,807,711	2016
	—	—	17,929,397	2017
	—	—	1,528,707	2018

	$—	$433,468	$38,967,003

*	Subject to limitations pursuant to Section 382 of the Internal Revenue Code.
As of December 31, 2010, the components of distributable earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Accumulated	Unrealized
	Ordinary	Long-Term	Capital and	Appreciation	Distributable
	Income	Gain	Other Losses*	(Depreciation)**	Earnings/(Deficit)

Rydex|SGI Income Fund:
High Yield Fund	$125,290	$—	$(2,100,281)	$10,839,621	$8,864,630
U.S. Intermediate Bond Fund	130,557	—	(38,967,003)	(5,395,589)	(44,232,035)

*	The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, the realization of unrealized gains for tax purposes on futures contracts, differing book and tax methods for bond discount/premium amortization, and passive foreign investment companies.

**	The difference between total distributable earnings/(deficit) for book and tax purposes is related to the interest accrued on defaulted bonds for tax purposes.
Permanent book and tax basis differences, if any, will result in reclassifications. This may include net operating losses not utilized during the current period and capital loss carryforward expired or permanently lost due to limitations in the Internal Revenue Code. These reclassifications have no effect on net assets or net asset values per share. Any undistributed ordinary income or long-term capital gain remaining at fiscal year end is distributed in the following year.
The RIC Modernization Act of 2010 was signed into law on December 22, 2010 and seeks to simplify some of the tax provisions applicable to regulated investment companies and the tax reporting to their shareholders, and to improve the tax efficiency of
the RYDEX|SGI income fund semi-annual report   |   27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
certain fund structures. The greatest impact to the disclosure in the financial reports for the Funds will be seen on the treatment of net capital losses, effective for tax years beginning after December 22, 2010.
Tax basis capital losses in excess of capital gains are carried forward to offset future net capital gains.
At June 30, 2011, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

	Investment	Tax Unrealized	Tax Unrealized	Net Unrealized
Fund	Tax Cost	Gain	Loss	Gain (Loss)

High Yield Fund	$98,613,444	$8,980,415	$(4,212,911)	$4,767,504
U.S. Intermediate Bond Fund	132,659,035	4,110,015	(8,134,321)	(4,024,306)
4. Fair Value Measurement
In accordance with U.S. generally accepted accounting principles, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:
Level 1 —	quoted prices in active markets for identical securities.

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the Funds’ net assets at June 30, 2011:

	Level 1	Level 2	Level 3
	Investments	Investments	Investments
Fund	In Securities	In Securities	In Securities	Total

Assets
High Yield Fund	$706,237	$100,716,032	$1,958,679	$103,380,948
U.S. Intermediate Bond Fund	40,562,838	87,329,591	742,300	128,634,729
The Funds adopted updated provisions surrounding fair value measurements and disclosures effective April 1, 2010. This update applies to the Funds’ disclosures about transfers in and out of all levels of the fair value hierarchy and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy. Effective for interim and annual periods beginning after December 15, 2010, purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 roll forward rather than as one net number.
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Funds recognize transfers between the levels as of the beginning of the period.
28   |   the RYDEX|SGI income fund semi-annual report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2011:

LEVEL 3 - Fair value measurement using
significant unobservable inputs
High Yield Fund	Total

Beginning Balance	$1,718,746
Total realized gains or losses included in earnings	—
Total unrealized gains or losses included in earnings	259,203
Purchases, sales, issuances, and settlements (net)	(19,270)
Transfers in and/or out of Level 3	—

Ending Balance	$1,958,679

U.S. Intermediate Bond Fund	Total

Beginning Balance	$745,232
Total realized gains or losses included in earnings	—
Total unrealized gains or losses included in earnings	(2,932)
Purchases, sales, issuances, and settlements (net)	—
Transfers in and/or out of Level 3	—

Ending Balance	$742,300

The total charge in unrealized gains or losses included in the Statements of Operations attributable to Level 3 investments still held at June 30, 2011 was $259,203 for the High Yield Fund and $(2,932) for the U.S. Intermediate Bond Fund.
5. Securities Transactions
For the period ended June 30, 2011, the cost of purchases and proceeds from sales of investment securities, excluding short-term and temporary cash investments and government securities, were:

	Purchases	Sales

High Yield Fund	$56,626,632	$112,829,236
U.S. Intermediate Bond Fund	20,154,576	22,912,165
For the period ended June 30, 2011, the cost of purchases and proceeds from sales of government securities were:

	Purchases	Sales

U.S. Intermediate Bond Fund	$14,181,250	$10,882,813
6. Reverse Share Split
Effective April 8, 2011, the U.S. Intermediate Bond Fund underwent a 1-for-4 reverse share split. The effect of this transaction was to divide the number of outstanding shares of the Fund by four, resulting in a corresponding increase in the net asset value per share. The share transactions presented in the Statement of Changes and the per share data in the financial highlights for periods presented prior to April 8, 2011 have been given retroactive effects to reflect these reverse share splits. There were no changes in net assets, results of operations or total return as a result of these transactions.
7. New Accounting Pronouncement
In April 2011, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented in Note 4 related primarily to Level 3 measurement. The new disclosures and clarifications of existing disclosures are effective for the Funds’ year ending December 31, 2011. Management is evaluating the impact of this update on its current disclosures.
the RYDEX|SGI income fund semi-annual report   |   29

INFORMATION ON BOARD OF DIRECTORS AND OFFICERS (Unaudited)
DIRECTORS
The business address of each director is One Security Benefit Place, Topeka, KS 66636-0001

Name
(Date of Birth)	Principal Occupations
Year Elected***	During Past Five Years
Donald A. Chubb, Jr.** (12-14-46) 1994	Business Broker — Griffith & Blair Realtors

Harry W. Craig, Jr.** (05-11-39) 2004	Chairman, CEO, Secretary & Director — The Martin Tractor Company, Inc.

Jerry B. Farley** (09-20-46) 2005	President — Washburn University

Penny A. Lumpkin** (08-20-39) 1993	Partner — Vivian’s Gift Shop (Corporate Retail) Vice President — Palmer Companies, Inc. (Small Business and Shopping Center Development) Vice President — PLB (Real Estate Equipment Leasing)

Maynard F. Oliverius** (12-18-43) 1998	President & Chief Executive Officer — Stormont-Vail Health Care

Richard M. Goldman* (03-04-61) 2008 (President, Director & Chairman of the Board)	Senior Vice President — Security Benefit Corporation
Director — First Security Benefit Life Insurance and Annuity Company of New York
President — Security Investors, LLC
President & Director — Security Global Investors, LLC
CEO, President, & Director — Rydex Distributors, Inc.
President & CEO — Rydex Holdings, LLC
CEO & Director — Padco Advisors, Inc.
CEO & Director — Padco Advisors II, Inc.
Director — Rydex Fund Services, Inc.
Director — Security Distributors, Inc. (2007-2009)
Managing Member — Goldman Partners, LLC (2006-2007)

*	This Director is deemed to be an “interested person” of the Funds under the 1940 Act, as amended, by reason of his position with the Funds’ Investment Manager and/or the parent of the Investment Manager. This Director is also an Officer of the funds.

**	These Directors serve on the Fund’s joint audit committee, the purpose of which is to meet with the independent registered public accounting firm, to review the work of the independent registered public accounting firm, and to oversee the handling by Security Investors of the accounting and financial reporting functions for the Funds.

***	Each Director oversees 28 Security Funds portfolios and serves until the next annual meeting, or until a successor has been duly elected and qualified.
30   |   the RYDEX|SGI income fund semi-annual report

INFORMATION ON BOARD OF DIRECTORS AND OFFICERS (Unaudited) (continued)
OFFICERS*
The business address of each officer is One Security Benefit Place, Topeka, KS 66636-0001

Name
(Date of Birth)	Principal Occupations
Title - Year Elected	During Past Five Years
Mark P. Bronzo (11-01-60) Vice President — 2008	Current: Portfolio Manager, Security Investors, LLC Managing Director and Chief Compliance Officer, Nationwide Separate Accounts LLC (2003-2008)

Keith A. Fletcher (02-18-58) Vice President — 2010	Current: Senior Vice President, Security Investors, LLC; Vice President, Rydex Holdings, LLC; Vice President, Rydex Specialized Products, LLC; Vice President, Rydex Distributors, LLC; Vice President, Rydex Fund Services, LLC; Vice President and Director, Advisor Research Center, Inc.; and Vice President, Rydex Series Funds, Rydex ETF Trust, Rydex Dynamic Funds and Rydex Variable Trust

Vice President, Security Global Investors, LLC (2010-2011); Vice President, Rydex Advisors, LLC (2010); and Vice President, Rydex Advisors II, LLC (2010)

Joanna Haigney (10-10-66) Chief Compliance Officer — 2010	Current: Chief Compliance Officer & Secretary, Rydex Series Funds, Rydex ETF Trust, Rydex Dynamic Funds, and Rydex Variable Trust; Vice President, Rydex Holdings, LLC; Vice President, Security Benefit Asset Management Holdings, LLC; and Senior Vice President & Chief Compliance Officer, Security Investors, LLC

Senior Vice President, Security Global Investors, LLC (2010-2011); Chief Compliance Officer and Senior Vice President, Rydex Advisors, LLC & Rydex Advisors II, LLC (2010)

Nikolaos Bonos (05-30-63) Treasurer — 2010	Current: Senior Vice President, Security Investors, LLC; Chief Executive Officer & Manager, Rydex Specialized Products, LLC; Chief Executive Officer & President, Rydex Fund Services, LLC; Vice President, Rydex Holdings, LLC; Vice President & Treasurer, Rydex Series Funds; Rydex ETF Trust; Rydex Dynamic Funds; and Rydex Variable Trust; and Vice President, Security Benefit Asset Management Holdings, LLC

Senior Vice President, Security Global Investors, LLC (2010-2011); and Senior Vice President, Rydex Advisors, LLC and Rydex Advisors II, LLC (2010)

Joseph M. Arruda (09-05-66) Assistant Treasurer — 2010	Current: Vice President, Security Investors, LLC; Chief Financial Officer & Manager, Rydex Specialized Products, LLC; and Assistant Treasurer, Rydex Series Funds; Rydex Dynamic Funds; Rydex ETF Trust; and Rydex Variable Trust

Vice President, Security Global Investors, LLC (2010-2011); and Vice President, Rydex Advisors, LLC and Rydex Advisors II, LLC (2010)

*	Officers serve until the next annual meeting or until a successor has been duly elected and qualified.
the RYDEX|SGI income fund semi-annual report   |   31

INFORMATION ON BOARD OF DIRECTORS AND OFFICERS (Unaudited) (concluded)
OFFICERS* (concluded)
The business address of each officer is One Security Benefit Place, Topeka, KS 66636-0001

Name
(Date of Birth)	Principal Occupations
Title - Year Elected	During Past Five Years
Amy J. Lee (06-05-61) Vice President — 2007 Secretary — 1987	Current: Senior Vice President & Secretary, Security Investors, LLC; Secretary & Chief Compliance Officer, Security Distributors, Inc.; Vice President, Associate General Counsel & Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation; Associate General Counsel, First Security Benefit Life Insurance and Annuity of New York; Vice President & Assistant Secretary, Rydex Series Funds, Rydex ETF Trust, Rydex Dynamic Funds, and Rydex Variable Trust; Vice President & Secretary, Rydex Holdings, LLC Secretary, Advisor Research Center, Inc., Rydex Specialized Products, LLC, Rydex Distributors, LLC and Rydex Fund Services, LLC; and Assistant Secretary, Security Benefit Clinic and Hospital

Senior Vice President & Secretary, Security Global Investors, LLC (2007-2011); Senior Vice President & Secretary, Rydex Advisors, LLC and Rydex Advisors II, LLC (2010); and Director, Brecek & Young Advisors, Inc. (2004-2008)

Mark A. Mitchell (08-24-64) Vice President — 2003	Current: Portfolio Manager, Security Investors, LLC Vice President and Portfolio Manager, Security Benefit Life Insurance Company (2003-2010)

Joseph C. O’Connor (07-15-60) Vice President — 2008	Current: Portfolio Manager, Security Investors, LLC Managing Director, Nationwide Separate Accounts LLC (2003-2008)

Daniel W. Portanova (10-02-60) Vice President — 2008	Current: Portfolio Manager, Security Investors, LLC Managing Director, Nationwide Separate Accounts LLC (2003-2008)

James P. Schier (12-28-57) Vice President — 1998	Current: Senior Portfolio Manager, Security Investors, LLC Vice President & Senior Portfolio Manager, Security Benefit Life Insurance Company (1998-2010)

David G. Toussaint (10-10-66) Vice President — 2005	Current: Portfolio Manager, Security Investors, LLC Assistant Vice President and Portfolio Manager, Security Benefit Life Insurance Company. (2005-2009)

*	Officers serve until the next annual meeting or until a successor has been duly elected and qualified.
32   |   the RYDEX|SGI income fund semi-annual report

OTHER INFORMATION (Unaudited)
Each of the Rydex|SGI Funds files a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Forms N-Q of each such Fund are available on the Commission’s website at www.sec.gov. The Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330. The portfolio holdings of each of the Rydex|SGI Funds are available on their website, www.securitybenefit.com or by calling 1.800.888.2461.
A description of the policies and procedures that the Rydex|SGI Funds use to determine how to vote proxies relating to portfolio securities is available upon request, free of charge by calling 1.800.888.2461, or accessing the U.S. Securities and Exchange Commission website at www.sec.gov. Information regarding how the Rydex|SGI Funds voted proxies relating to portfolio securities during the 12 month period ended June 30 is available upon request, free of charge by calling 1.800.888.2461, or accessing the U.S. Securities and Exchange Commission website at www.sec.gov.
The statement of additional information (“SAI”) includes additional information about the Funds’ Directors and is available upon request without charge by calling 1.800.888.2461.
Office Locations
The offices of Security Global Investors, LLC can be found in the following locations:
40 East 52nd Street
16th Floor
New York, NY 10022
(Headquarters)
Four Irvington Centre
805 King Farm Boulevard
Suite 600
Rockville, MD 20850
9401 Indian Creek Parkway
40 Corporate Woods
Suite 850
Overland Park, KS 66210
the RYDEX|SGI income fund semi-annual report   |   33

RYDEX|SGI PRIVACY POLICIES
Rydex Funds, Rydex|SGI Funds, Rydex Investments, Rydex Distributors, Inc., Security Investors, LLC, Security Global Investors, LLC, Security Distributors, Inc. and Rydex Advisory Services (Collectively “Rydex|SGI”)
Our Commitment to You
When you become a Rydex|SGI investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Rydex|SGI client.
The Information We Collect About You
In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Rydex|SGI account application or when you request a transaction that involves Rydex and Rydex|SGI funds or one of the Rydex|SGI affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).
How We Handle Your Personal Information
As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Rydex|SGI. For example, if you ask to transfer assets from another financial institution to Rydex|SGI, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Rydex|SGI investment products and services, we may share your information within the Rydex|SGI family of affiliated companies. This would include, for example, sharing your information within Rydex|SGI so we can make you aware of new Rydex and Rydex|SGI funds or the services offered through another Rydex|SGI affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.
Opt Out Provisions
We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.
How We Protect Privacy Online
Our concern for the privacy of our shareholders also extends to those who use our web site, www.rydex-sgi.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Rydex|SGI web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Rydex|SGI web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.
How We Safeguard Your Personal Information
We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.
We’ll Keep You Informed
As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at www.rydex-sgi.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.
34   |   the RYDEX|SGI income fund semi-annual report

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One Security Benefit Place
Topeka, Kansas 66636-0001
securitybenefit.com
Rydex Distributors, LLC.
460609301-2011/06/30

Item 2. Code of Ethics.
     Not required at this time.
Item 3. Audit Committee Financial Expert.
     Not required at this time.
Item 4. Principal Accountant Fees and Services.
Not required at this time.
Item 5. Audit Committee of Listed Registrants.
     Not applicable.
Item 6. Schedule of Investments.
The Schedule of Investments is included under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
     Not applicable.
Item 8. Portfolio Mangers of Closed-end Management Investment Companies
     Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
     Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The registrant does not currently have in place procedures by which shareholders may recommend nominees to the registrant’s board.
There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s board.
Item 11. Controls and Procedures.
(a)	The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(2)	Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.
(b)	A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Security Income Fund

By (Signature and Title)*	/s/ Richard M. Goldman Richard M. Goldman, President
Date September 2, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard M. Goldman Richard M. Goldman, President
Date September 2, 2011

By (Signature and Title)*	/s/ Nikolaos Bonos Nikolaos Bonos, Treasurer
Date September 2, 2011

*	Print the name and title of each signing officer under his or her signature.